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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4009
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                     GOVERNMENT SECURITIES VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2004
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ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2004

Government Securities Variable Account

                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.
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ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE
VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.
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

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PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 GOVERNMENT SECURITIES VARIABLE ACCOUNT
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
ISSUER                                                                                      PAR AMOUNT             $ VALUE
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
BONDS - 93.6%
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Agency - Other - 3.9%
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Financing Corp., 10.35%, 2018                                                               $1,150,000          $1,765,409
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Resolution Funding Corp., 8.875%, 2020                                                       1,700,000           2,407,033
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                                                                                                                $4,172,442
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Asset Backed & Securitized - 0.2%
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Freddie Mac, 3.108%, 2035                                                                     $195,000            $194,458
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Mortgage Backed - 53.1%
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Fannie Mae, 4.5%, 2019                                                                      $2,734,092          $2,727,758
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Fannie Mae, 5%, 2018 - 2019                                                                 12,110,923          12,330,116
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Fannie Mae, 5.5%, 2017 - 2034                                                               16,838,790          17,168,505
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Fannie Mae, 5.9956%, 2020                                                                        6,140               6,140
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Fannie Mae, 6%, 2016 - 2034                                                                 11,103,640          11,549,579
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Fannie Mae, 6.5%, 2016 - 2033                                                                4,940,842           5,193,435
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Fannie Mae, 7.5%, 2022 - 2031                                                                  438,541             470,191
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Fannie Mae, 8.5%, 2007                                                                           8,934               9,876
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Fannie Mae, 10%, 2018                                                                          379,949             425,740
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Freddie Mac, 5.5%, 2034                                                                      1,685,350           1,712,116
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Freddie Mac, 6%, 2034                                                                        1,985,143           2,053,290
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Freddie Mac, 6.5%, 2032                                                                      1,535,566           1,612,135
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Freddie Mac, 7.5%, 2027 - 2028                                                                 199,668             214,630
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Ginnie Mae, 6.5%, 2028                                                                         793,386             839,113
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Ginnie Mae, 7.5%, 2032                                                                         118,231             126,780
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Ginnie Mae, 11%, 2010 - 2019                                                                    70,399              78,838
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Ginnie Mae, 12.5%, 2015                                                                         18,229              20,863
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                                                                                                               $56,539,105
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U.S. Government Agencies - 20.8%
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Aid to Israel, 5.5%, 2023                                                                   $1,097,000          $1,133,703
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Aid to Israel, 6.6%, 2008                                                                      875,404             925,101
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Aid to Peru, 9.98%, 2008                                                                       727,885             812,851
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Empresa Energetica Cornito Ltd., 6.07%, 2010                                                 2,501,000           2,689,325
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Fannie Mae, 3.41%, 2007                                                                      1,060,000           1,062,168
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Freddie Mac, 5.625%, 2011                                                                    3,664,000           3,975,737
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Small Business Administration, 4.34%, 2024                                                     397,786             388,688
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Small Business Administration, 4.72%, 2024                                                     736,594             738,304
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Small Business Administration, 4.77%, 2024                                                     697,000             700,343
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Small Business Administration, 4.89%, 2023                                                     729,879             738,895
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Small Business Administration, 4.98%, 2023                                                     283,296             288,250
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Small Business Administration, 4.99%, 2024                                                     455,000             457,701
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Small Business Administration, 5.52%, 2024                                                     383,000             398,941
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Small Business Administration, 6.07%, 2022                                                     590,420             632,562
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Small Business Administration, 6.34%, 2021                                                     807,551             873,772
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Small Business Administration, 6.44%, 2021                                                     785,138             852,603
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Small Business Administration, 6.625%, 2021                                                    790,001             863,586
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Small Business Administration, 8.4%, 2007                                                        7,865               8,151
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Small Business Administration, 8.7%, 2009                                                      116,446             124,562
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Small Business Administration, 10.05%, 2009                                                     19,591              21,004
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Tennessee Valley Authority, 0%, 2042                                                         2,250,000           1,630,080
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U.S. Department of Housing & Urban Development, 6.36%, 2016                                    500,000             557,017
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U.S. Department of Housing & Urban Development, 6.59%, 2016                                  2,045,000           2,217,837
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                                                                                                               $22,091,181
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U.S. Treasury Obligations - 15.6%
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U.S. Treasury Bonds, 5.25%, 2028                                                              $346,000            $359,867
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U.S. Treasury Bonds, 5.375%, 2031                                                              353,000             378,151
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U.S. Treasury Bonds, 6%, 2026                                                                1,284,000           1,463,910
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U.S. Treasury Bonds, 6.25%, 2030                                                             1,072,000           1,272,330
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U.S. Treasury Bonds, 9.25%, 2016                                                             1,581,000           2,276,455
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U.S. Treasury Bonds, 12%, 2013                                                                  19,000              25,087
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U.S. Treasury Notes, 3.375%, 2007                                                            3,554,222           3,797,323
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U.S. Treasury Notes, 3.625%, 2008###                                                         4,463,403           4,894,925
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U.S. Treasury Notes, 4%, 2014                                                                   84,000              83,350
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U.S. Treasury Notes, 5.5%, 2009                                                              1,008,000           1,103,996
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U.S. Treasury STRIPS, 0%, 2012                                                               1,233,000             893,032
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                                                                                                               $16,548,426
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Total Bonds (Identified Cost, $96,937,353)                                                                     $99,545,612
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REPURCHASE AGREEMENTS - 11.2%
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Goldman Sachs, 1.87%, dated 9/30/04, due 10/01/04,
total to be received $10,758,559 (secured by various U.S.Treasury
and Federal Agency obligations in a jointly traded account)                                $10,758,000         $10,758,000
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Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04,
total to be received $1,196,062 (secured by various U.S.Treasury
and Federal Agency obligations in a jointly traded account)                                  1,196,000           1,196,000
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Total Repurchase Agreements, at Cost                                                                           $11,954,000
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Total Investments (Identified Cost, $108,891,353)                                                             $111,499,612
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OTHER ASSETS,  LESS LIABILITIES - (4.8)%                                                                        (5,116,704)
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Net Assets - 100.0%                                                                                           $106,382,908
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### Security segregated as collateral for open futures contracts.

SEE ATTACHED SCHEDULE.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.
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SUPPLEMENTAL SCHEDULES (UNAUDITED)
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(1) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange These financial instruments include futures contracts. The notional or contractual rates. amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FUTURES CONTRACTS

                                                                                                           Unrealized
                                                                                                           Appreciation
Description                       Expiration           Contracts                       Position           (Depreciation)
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
U.S. Treasury Notes 2 Year        December 2004        24                              Short                  $3,276
U.S. Treasury Notes 5 Year        December 2004        8                               Long                    1,706
                                                                                                               4,982

At September 30, 2004, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C) 2004 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial Distributors, Inc.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   GOVERNMENT SECURITIES VARIABLE ACCOUNT
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By (Signature and Title)*     ROBERT J. MANNING
                              -------------------------------------------------
                              Robert J. Manning, President

Date: November 23, 2004
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     ROBERT J. MANNING
                              -------------------------------------------------
                              Robert J. Manning, President (Principal
                              Executive Officer)

Date: November 23, 2004
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By (Signature and Title)*     RICHARD M. HISEY
                              -------------------------------------------------
                              Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 23, 2004
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* Print name and title of each signing officer under his or her signature.